CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit for the year	$ 4,629.0	$ 4,649.1	$ 524.2
Adjustments for:
Depreciation and amortization	1,396.3	779.2	314.1
Impairment loss (recovery) in respect of tangible assets			(4.3)
Net finance expenses	108.5	156.8	181.2
Share of profits and change in fair value of investees	(2.1)	(4.7)	(4.1)
Capital gains, net	(42.7)	(8.7)	(8.8)
Income taxes	1,398.3	1,010.4	16.6
Other non-cash items	39.7	20.8
Total Adjustments	7,527.0	6,602.9	1,018.9
Change in inventories	(71.7)	(66.8)	8.1
Change in trade and other receivables	496.6	(766.5)	(204.5)
Change in trade and other payables including contract liabilities	(325.7)	555.9	68.8
Change in provisions and employee benefits	15.9	6.6	(2.2)
Total change in assets and liabilities	115.1	(270.8)	(129.8)
Dividends received	0.9	4.4	4.4
Interest received	53.2	3.5	2.3
Income taxes paid	(1,586.1)	(369.1)	(15.0)
Net cash generated from operating activities	6,110.1	5,970.9	880.8
Cash flows from investing activities
Proceeds from sale of tangible assets, intangible assets and interest in investees	48.1	10.9	6.7
Acquisition and capitalized expenditures of tangible assets, intangible assets and interest in investees	(345.5)	(1,005.0)	(42.7)
Acquisition of investment instruments, net	(1,433.1)	(182.5)
Change in other receivables	(20.2)	(101.8)
Change in other investments (mainly deposits), net	105.7	(2,064.7)	0.8
Net cash used in investing activities	(1,645.0)	(3,343.1)	(35.2)
Cash flows from financing activities
Receipt of long-term loans and other long-term liabilities	59.2	50.0
Issuance of share capital, net of issuance costs		205.4
Sale and lease back transactions			9.1
Repayment of lease liabilities and borrowings	(1,449.4)	(1,191.3)	(336.3)
Change in short-term loans	(53.5)	(16.0)	6.1
Dividend paid to non-controlling interests	(8.4)	(4.7)	(3.3)
Dividend paid to owners of the company	(3,303.3)	(536.4)
Interest paid	(221.0)	(160.0)	(136.0)
Net cash used in financing activities	(4,976.4)	(1,653.0)	(460.4)
Net change in cash and cash equivalents	(511.3)	974.8	385.2
Cash and cash equivalents at beginning of the year	1,543.3	570.4	182.8
Effect of exchange rate fluctuation on cash held	(9.9)	(1.9)	2.4
Cash and cash equivalents at the end of the year	$ 1,022.1	$ 1,543.3	$ 570.4